Schedule of Other Financial Assets At Fair Value Through Profit Or loss Explanatory (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Investment in Alaska Asia Clean Energy Corp at fair value
Loan to Alaska Asia Clean Energy Corp	$ 62,226	62,226		62,226
Total	1,876,848	1,929,321		1,738,137
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment in Alaska Asia Clean Energy Corp at fair value	383,305	511,073		1,220,024
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	205,887		205,887
Loan to Alaska Asia Clean Energy Corp	$ 1,225,430	$ 1,150,135	[1]		[1]

[1]	This loan is recorded at amortized cost not fair value